Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Property, Plant and Equipment

	Buildings	Plant and machinery	Furniture, fixtures and equipment	Motor vehicles	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
COST
As of January 1, 2019	953,260	1,252,047	6,738	12,312	2,224,357
Additions	—	114,467	461	—	114,928
Disposals	—	(11,423)	(118)	(1,024)	(12,565)

As of December 31, 2019	953,260	1,355,091	7,081	11,288	2,326,720
Additions	782	69,279	699	—	70,760
Disposals	—	(44,573)	(86)	(136)	(44,795)

As of December 31, 2020	954,042	1,379,797	7,694	11,152	2,352,685

ACCUMULATED DEPRECIATION AND IMPAIRMENT
As of January 1, 2019	389,234	718,898	6,163	11,059	1,125,354
Provided for the year	48,377	88,023	56	116	136,572
Eliminated on disposal	—	(10,852)	(112)	(973)	(11,937)

As of December 31, 2019	437,611	796,069	6,107	10,202	1,249,989
Provided for the year	48,380	82,192	147	79	130,798
Impairment	—	54,000	—	—	54,000
Eliminated on disposal	—	(42,344)	(82)	(129)	(42,555)

As of December 31, 2020	485,991	889,917	6,172	10,152	1,392,232

CARRYING VALUE
As of December 31, 2019	515,649	559,022	974	1,086	1,076,731

As of December 31, 2020	468,051	489,880	1,522	1,000	960,453

	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2020	71,732	75,078	233	153	147,196

Estimated Useful Lives of Property, Plant and Equipment
Depreciation is provided to the above items of property, plant and equipment other than construction in progress so as to write off the cost of assets, over their estimated useful lives and after taking into account their estimated residual value of 5%, using the straight-line method, on the following bases:

Buildings	20 years or the remaining period of the leases, if shorter
Plant and machinery	3 to 13 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years